Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of other receivables

Figures in million – SA rand	Note	2025	2024	2023
Rates and taxes receivable		93	94	74
Pre-paid royalties		282	296	310
Section 45X credit receivable	4	5,858	—	—
Other		511	257	165
Total other receivables		6,744	647	549
Reconciliation of the non-current and current portion of the other receivables:
Other receivables		6,744	647	549
Current portion of other receivables		(4,816)	(156)	(26)
Non-current portion of other receivables		1,928	491	523

Schedule of other payables

Figures in million – SA rand	2025	Revised 2024	2023
Contingent consideration (Kroondal acquisition)	—	—	1,570
Deferred/contingent consideration (Pandora acquisition)	—	—	44
Marikana dividend obligation	810	730	1,626
Keliber dividend obligation	—	388	1,147
Metals borrowings liability	1,667	855	—
NCI put liability	96	109	—
Gold and zinc hedge derivative liability	468	494	173
Other[1]	640	969	862
Total other payables	3,681	3,545	5,422
Reconciliation of the non-current and current portion of the other receivables:
Other payables	3,681	3,545	5,422
Current portion of other payables	(2,279)	(1,730)	(2,015)
Non-current portion of other payables	1,402	1,815	3,407
1The revised 2024 balance includes the additional payment in respect of the Reldan business combination amounting to R96 million (see note 16.2)

Schedule of deferred payment/consideration	The Kroondal contingent consideration movement for the year is as follows:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		—	1,570	—
Contingent consideration on acquisition of subsidiary		—	—	1,433
Payment made		—	(1,174)	—
(Gain)/loss on revised estimated cash flows	7	—	(396)	137
Balance at end of the year		—	—	1,570
The Pandora deferred consideration movement for the year is as follows:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		—	44	128
Interest charge	5.2	—	—	3
Loss on revised estimated cash flows		—	—	39
Payment made		—	(44)	(126)
Balance at end of the year		—	—	44

Schedule of movement in dividend obligation	The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2025	2024	2023
Balance at the beginning of the year		730	1,626	2,129
Interest — unwinding of amortised cost	5.2	85	188	236
Gain on revised estimated cash flows	7	(5)	(1,046)	(548)
Payments made		—	(38)	(191)
Balance at end of the year		810	730	1,626
The following table summarises the changes in the Keliber dividend obligation:

Figures in million – SA rand	Note	2025	2024	2023
Balance at the beginning of the year		388	1,147	—
Initial recognition of the Keliber dividend obligation		—	—	792
(Gain)/loss on revised estimated cash flows[1]	7	(427)	(811)	287
Interest — unwinding of amortised cost		34	109	52
Foreign currency translation reserve		5	(57)	16
Balance at end of the year		—	388	1,147
1The gain on revised estimated cash flow for the year ended 31 December 2025 is primarily as a result of a decrease in the long term lithium hydroxide price, which resulted in decreased expected future cash flows from Keliber

Disclosure of information and assumptions used for measuring obligations	At 31 December 2025 the following assumptions were applied in measuring the Keliber dividend obligation:

		2025	2024	2023
Average lithium hydroxide price	US$/t	17,475	18,640	22,933
Real discount rate	%	9.83	9.83	9.83
Inflation rate	%	2.5	2.5	2.5
Life-of-mine	years	20	23	24

Schedule of metals borrowings liability	The following table summarises the changes in the metals borrowings liability:

Figures in million – SA rand	2025	2024	2023
Balance at the beginning of the year	855	—	—
Initial recognition on acquisition of subsidiary	—	956	—
Cash advances received	7,985	4,337	—
Non-cash advances received	1,222	—	—
Settlements (cash)	(1,129)	—	—
Settlements through delivery of metals (non-cash)	(7,645)	(4,308)	—
Loss/(gain) on commodity price movements	534	(136)	—
Foreign currency translation reserve	(155)	6	—
Balance at end of the year	1,667	855	—

Schedule of deferred/contingent payments made	The table below summarises the cash deferred/contingent payments made during the year on the obligations set out above:

Figures in million – SA rand	2025	2024	2023
Deferred payment (Rustenburg operation)	—	—	3,607
Deferred/contingent consideration (Pandora acquisition)	—	44	126
Contingent consideration (Kroondal acquisition)	—	292	—
Total cash payments made	—	336	3,733
Payments in excess of the original fair value (operating cash flows)	—	44	3,733
Payments up to initial fair value (investing cash flows)	—	292	—